As filed with the Securities and Exchange Commission on May 27, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, Treasurer
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/05

Date of reporting period: 01/01/05 - 3/31/05

Item 1. Schedule of Investments.

Hotchkis and Wiley Core Value Fund
Schedule of Investments
March 31, 2005

	Shares	Value

COMMON STOCKS - 94.26%
Aerospace & Defense - 3.34%
Lockheed Martin Corporation	18,200	$1,111,292
Raytheon Company	11,200	433,440
		1,544,732
Chemicals - 0.95%
The Mosaic Company (a)	25,800	440,148
Commercial Banks - 2.66%
Bank of America Corporation	10,000	441,000
Comerica, Inc.	5,600	308,448
KeyCorp	8,000	259,600
UnionBanCal Corporation	3,600	220,500
		1,229,548
Commercial Services & Supplies - 3.89%
Cendant Corporation	42,400	870,896
PHH Corporation (a)	1,975	43,193
Waste Management, Inc.	30,700	885,695
		1,799,784
Computers & Peripherals - 1.08%
Hewlett-Packard Company	22,700	498,038
Diversified Financial Services - 4.17%
CIT Group, Inc.	12,200	463,600
JP Morgan Chase & Company	23,800	823,480
Principal Financial Group, Inc.	16,700	642,783
		1,929,863
Diversified Telecommunication Services - 0.37%
Alltel Corporation	3,100	170,035
Electric Utilities - 5.77%
Entergy Corporation	4,700	332,102
FirstEnergy Corporation	18,400	771,880
FPL Group, Inc.	39,000	1,565,850
		2,669,832
Food & Staples Retailing - 2.17%
Albertson's, Inc.	24,500	505,925
Safeway, Inc. (a)	26,800	496,604
		1,002,529
Food Products - 4.56%
Kraft Foods, Inc.	23,200	766,760
Sara Lee Corporation	20,100	445,416
Unilever PLC (ADR)	22,500	900,000
		2,112,176
Health Care Providers & Services - 5.12%
Aetna, Inc.	5,800	434,710
HCA, Inc.	17,500	937,475
Health Net, Inc. (a)	14,100	461,211
Tenet Healthcare Corporation (a)	46,700	538,451
		2,371,847
Hotels Restaurants & Leisure - 4.13%
McDonald's Corporation	12,300	383,022
MGM Mirage (a)	15,600	1,104,792
Yum! Brands, Inc.	8,200	424,842
		1,912,656
Household Durables - 4.58%
Centex Corporation	27,100	1,552,017
Pulte Homes, Inc.	7,700	566,951
		2,118,968
Industrial Conglomerates - 2.59%
Tyco International Limited	35,500	1,199,900
Insurance - 14.43%
The Allstate Corporation	15,800	854,148
Assurant, Inc.	13,100	441,470
Conseco, Inc. (a)	21,300	434,946
Hartford Financial Services Group, Inc.	7,300	500,488
MetLife, Inc.	50,400	1,970,640
Prudential Financial, Inc.	23,900	1,371,860
The St. Paul Travelers Companies, Inc.	30,100	1,105,573
		6,679,125
IT Services - 4.27%
Electronic Data Systems Corporation	95,700	1,978,119
Leisure Equipment & Products - 0.96%
Eastman Kodak Company	13,600	442,680
Media - 0.98%
Interpublic Group of Companies, Inc. (a)	36,800	451,904
Metals & Mining - 1.89%
Alcoa, Inc.	28,800	875,232
Multiline Retail - 4.01%
Sears Holdings Corporation (a)	11,236	1,496,298
Target Corporation	7,200	360,144
		1,856,442
Oil & Gas - 3.74%
Petro-Canada	8,400	486,024
Valero Energy Corporation	17,000	1,245,590
		1,731,614
Paper & Forest Products - 2.13%
International Paper Company	8,800	323,752
Weyerhaeuser Company	9,700	664,450
		988,202
Pharmaceuticals - 1.78%
Merck & Company, Inc.	25,400	822,198
Road & Rail - 3.05%
CSX Corporation	33,900	1,411,935
Semiconductor & Semiconductor Equipment - 0.93%
Freescale Semiconductor, Inc. (a)	25,500	432,225
Software - 3.35%
Computer Associates International, Inc.	57,200	1,550,120
Thrifts & Mortgage Finance - 3.86%
Freddie Mac	17,800	1,124,960
Washington Mutual, Inc.	16,800	663,600
		1,788,560
Tobacco - 3.50%
Altria Group, Inc.	24,800	1,621,672

Total investments - 94.26% (Cost $39,429,281)		43,630,084

Time deposit - 3.54%		1,638,924

Other assets in excess of liabilities - 2.20%		1,018,719

Net assets - 100.00%		$46,287,727

(a) - Non-income producing security.
(ADR) - American Depository Receipt.
* - Time deposit bears interest at 2.18% and matures on 4/1/2005.

Hotchkis and Wiley Large Cap Value Fund
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 94.62%
Aerospace & Defense - 4.18%
Lockheed Martin Corporation	1,153,900	$70,457,134
Raytheon Company	1,274,600	49,327,020
		119,784,154
Auto Components - 1.77%
Delphi Corporation	3,498,100	15,671,488
Lear Corporation	788,100	34,960,116
		50,631,604
Commercial Banks - 2.33%
KeyCorp	970,300	31,486,235
UnionBanCal Corporation	575,400	35,243,250
		66,729,485
Commercial Services & Supplies - 3.82%
Cendant Corporation	2,797,400	57,458,596
PHH Corporation (a)	111,405	2,436,427
Waste Management, Inc.	1,723,500	49,722,975
		109,617,998
Diversified Financial Services - 3.79%
CIT Group, Inc.	964,000	36,632,000
Principal Financial Group, Inc.	1,870,400	71,991,696
		108,623,696
Electric Utilities - 8.46%
Alliant Energy Corporation	805,300	21,565,934
Entergy Corporation	627,700	44,353,282
FirstEnergy Corporation	1,736,400	72,841,980
FPL Group, Inc.	2,580,800	103,619,120
		242,380,316
Food & Staples Retailing - 2.56%
Albertson's, Inc.	3,553,600	73,381,840
Food Products - 4.38%
Kraft Foods, Inc.	1,124,300	37,158,115
Sara Lee Corporation	1,335,800	29,601,328
Unilever PLC (ADR)	1,466,400	58,656,000
		125,415,443
Health Care Providers & Services - 5.33%
Aetna, Inc.	732,800	54,923,360
HCA, Inc.	703,700	37,697,209
Tenet Healthcare Corporation (a)	5,217,900	60,162,387
		152,782,956
Hotels Restaurants & Leisure - 3.88%
Caesars Entertainment, Inc. (a)	2,884,400	57,082,276
Mandalay Resort Group (a)	258,900	18,249,861
Yum! Brands, Inc.	689,200	35,707,452
		111,039,589
Household Durables - 3.09%
Lennar Corporation	721,300	40,883,284
Lennar Corporation - B Shares	905,720	47,740,501
		88,623,785
Industrial Conglomerates - 1.95%
Tyco International Limited	1,649,300	55,746,340
Insurance - 14.01%
Allmerica Financial Corporation (a)	233,500	8,394,325
The Allstate Corporation	916,100	49,524,366
MetLife, Inc.	3,266,400	127,716,240
Prudential Financial, Inc.	1,479,200	84,906,080
The St. Paul Travelers Companies, Inc.	1,779,300	65,353,689
UnumProvident Corporation	3,829,700	65,181,494
		401,076,194
IT Services - 4.77%
Electronic Data Systems Corporation	6,604,200	136,508,814
Leisure Equipment & Products - 1.98%
Eastman Kodak Company	1,739,200	56,610,960
Machinery - 1.24%
SPX Corporation	818,100	35,407,368
Metals & Mining - 1.75%
Alcoa, Inc.	1,649,548	50,129,764
Multiline Retail - 3.24%
Sears Holdings Corporation (a)	695,968	92,682,059
Oil & Gas - 1.21%
Sunoco, Inc.	334,600	34,637,792
Paper & Forest Products - 1.24%
Weyerhaeuser Company	519,500	35,585,750
Real Estate - 4.26%
Apartment Investment & Management Company	977,800	36,374,160
New Century Financial Corporation	1,205,600	56,446,192
Plum Creek Timber Company	813,600	29,045,520
		121,865,872
Road & Rail - 1.05%
Union Pacific Corporation	431,400	30,068,580
Software - 5.15%
BMC Software, Inc. (a)	2,330,500	34,957,500
Computer Associates International, Inc.	4,149,300	112,446,030
		147,403,530
Textiles, Apparel & Luxury Goods - 1.30%
Jones Apparel Group, Inc.	1,108,100	37,110,269
Thrifts & Mortgage Finance - 3.93%
Freddie Mac	1,222,500	77,262,000
Washington Mutual, Inc.	894,300	35,324,850
		112,586,850
Tobacco - 3.95%
Altria Group, Inc.	1,731,800	113,242,402

Total investments - 94.62% (Cost $2,507,487,085)		2,709,673,410

Time deposit* - 4.84%		138,644,044

Other assets in excess of liabilities - 0.54%		15,425,632

Net assets - 100.00%		$2,863,743,086

(a) - Non-income producing security.
(ADR) - American Depository Receipt.
* - Time deposit bears interest at 2.18% and matures on 4/1/2005.

Hotchkis and Wiley Mid-Cap Value Fund
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 95.71%
Aerospace & Defense - 0.59%
Raytheon Company	503,300	$19,477,710
Airlines - 0.63%
Airtran Holdings, Inc. (a)	2,304,600	20,856,630
Auto Components - 3.71%
Delphi Corporation	6,637,800	29,737,344
Lear Corporation	2,090,700	92,743,452
		122,480,796
Chemicals - 3.86%
FMC Corporation (a)	487,400	26,051,530
Huntsman Corp. (a)	480,300	11,200,596
Lubrizol Corporation	911,000	37,023,040
The Mosaic Company (a)	3,115,100	53,143,606
		127,418,772
Commercial Banks - 1.85%
KeyCorp	1,036,450	33,632,802
UnionBanCal Corporation	447,300	27,397,125
		61,029,927
Commercial Services & Supplies - 0.85%
IKON Office Solutions, Inc.	2,854,100	28,227,049
Consumer Finance - 1.56%
AmeriCredit Corporation (a)	2,203,400	51,647,696
Diversified Financial Services - 3.01%
CIT Group, Inc.	1,532,200	58,223,600
Principal Financial Group, Inc.	1,074,800	41,369,052
		99,592,652
Electric Utilities - 9.06%
Alliant Energy Corporation	1,408,300	37,714,274
American Electric Power Company, Inc.	412,000	14,032,720
Entergy Corporation	464,000	32,786,240
FirstEnergy Corporation	2,172,000	91,115,400
FPL Group, Inc.	3,079,800	123,653,970
		299,302,604
Food & Staples Retailing - 1.89%
Albertson's, Inc.	2,235,700	46,167,205
Safeway, Inc. (a)	885,100	16,400,903
		62,568,108
Food Products - 1.48%
Del Monte Foods Company (a)	4,513,700	48,973,645
Gas Utilities - 1.77%
Southern Union Company (a)	2,335,925	58,655,077
Health Care Providers & Services - 4.48%
Health Net, Inc. (a)	2,871,200	93,916,952
Tenet Healthcare Corporation (a)	4,709,200	54,297,076
		148,214,028
Hotels Restaurants & Leisure - 3.23%
Caesars Entertainment, Inc. (a)	1,213,400	24,013,186
La Quinta Corporation (a)	2,974,000	25,279,000
Yum! Brands, Inc.	1,107,100	57,358,851
		106,651,037
Household Durables - 5.10%
Beazer Homes USA, Inc.	1,355,100	67,565,286
Centex Corporation	1,282,600	73,454,502
Furniture Brands International, Inc.	1,255,600	27,384,636
		168,404,424
Insurance - 12.11%
Allmerica Financial Corporation (a)	1,223,700	43,992,015
Assurant, Inc.	2,888,000	97,325,600
CNA Financial Corporation (a)	1,605,324	45,045,392
Conseco Inc. (a)	3,529,300	72,068,306
Lincoln National Corporation	931,100	42,029,854
UnumProvident Corporation	5,871,500	99,932,930
		400,394,097
IT Services - 6.38%
BearingPoint, Inc. (a)	5,387,300	47,246,621
Electronic Data Systems Corporation	7,913,400	163,569,978
		210,816,599
Leisure Equipment & Products - 1.63%
Eastman Kodak Company	1,653,100	53,808,405
Machinery - 1.09%
SPX Corporation	832,300	36,021,944
Marine - 0.80%
Alexander & Baldwin, Inc.	644,400	26,549,280
Media - 3.11%
Dex Media, Inc.	1,513,900	31,262,035
R.H. Donnelley Corporation (a)	280,400	16,288,436
Valassis Communications, Inc. (a)	1,579,600	55,222,816
		102,773,287
Multiline Retail - 3.20%
Sears Holdings Corporation (a)	793,571	105,679,850
Oil & Gas - 2.59%
Ashland, Inc.	436,500	29,450,655
Sunoco, Inc.	360,444	37,313,163
Valero Energy Corporation	255,400	18,713,158
		85,476,976
Real Estate - 9.33%
American Financial Realty Trust	4,059,400	59,389,022
American Home Mortgage Investment Corp.	1,045,700	29,948,848
Apartment Investment & Management Company	999,500	37,181,400
MI Developments, Inc.	1,943,200	61,696,600
The St. Joe Company	1,784,700	120,110,310
		308,326,180
Road & Rail - 2.89%
CSX Corporation	2,292,300	95,474,295
Semiconductor & Semiconductor Equipment - 0.98%
Freescale Semiconductor, Inc. (a)	1,905,800	32,303,310
Software - 3.99%
BMC Software, Inc. (a)	4,679,800	70,197,000
Computer Associates International, Inc.	2,278,400	61,744,640
		131,941,640
Specialty Retail - 1.31%
Foot Locker, Inc.	1,482,100	43,425,530
Textiles, Apparel & Luxury Goods - 2.52%
Jones Apparel Group, Inc.	1,448,000	48,493,520
Reebok International Limited	784,500	34,753,350
		83,246,870
Thrifts & Mortgage Finance - 0.18%
Saxon Capital, Inc.	341,700	5,877,240
Tobacco - 0.53%
Loews Corp - Carolina Group	530,300	17,552,930

Total investments - 95.71% (Cost $2,739,844,638)		3,163,168,588

Time deposit* - 4.33%		143,244,479

Liabilities in excess of other assets - (0.04)%		(1,383,549)

Net assets - 100.00%		$3,305,029,518

(a) - Non-income producing security.
* - Time deposit bears interest at 2.18% and matures on 4/1/2005.

Hotchkis and Wiley Small Cap Value
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 96.57%
Airlines - 1.11%
Airtran Holdings, Inc. (a)	914,800	$8,278,940
Auto Components - 0.44%
Hayes Lemmerz International, Inc. (a)	631,500	3,283,800
Chemicals - 4.73%
Agrium, Inc.	929,400	16,961,550
FMC Corporation (a)	39,400	2,105,930
Lubrizol Corporation	198,100	8,050,784
Pioneer Companies, Inc. (a)	151,900	3,448,130
The Mosaic Company (a)	88,300	1,506,398
Westlake Chemical Corporation	105,000	3,396,750
		35,469,542
Commercial Services & Supplies - 12.97%
Bowne & Company, Inc.	1,234,800	18,571,392
IKON Office Solutions, Inc.	497,600	4,921,264
Kelly Services, Inc.	871,700	25,096,243
Mac-Gray Corporation (a)	40,300	340,535
PHH Corporation (a)	1,452,400	31,763,988
Spherion Corporation (a)	2,197,600	16,460,024
		97,153,446
Consumer Finance - 0.56%
AmeriCredit Corporation (a)	179,700	4,212,168
Containers & Packaging - 3.65%
Longview Fibre Company	1,459,300	27,376,468
Electric Utilities - 1.29%
Alliant Energy Corporation	362,000	9,694,360
Food & Staples Retailing - 1.96%
BJ's Wholesale Club, Inc. (a)	228,200	7,087,892
Pathmark Stores, Inc. (a)	1,199,700	7,570,107
		14,657,999
Food Products - 1.91%
Del Monte Foods Company (a)	1,318,100	14,301,385
Gas Utilities - 2.49%
Southern Union Company (a)	743,440	18,667,779
Health Care Providers & Services - 0.75%
Health Net, Inc. (a)	64,500	2,109,795
Magellan Health Services, Inc. (a)	102,300	3,483,315
		5,593,110
Hotels Restaurants & Leisure - 4.16%
Jameson Inns, Inc. (a)	2,852,717	4,193,494
La Quinta Corporation (a)	767,400	6,522,900
Lodgian, Inc. (a)	1,073,109	10,999,367
Magna Entertainment Corp. (a)	1,426,000	8,755,640
Papa John's International, Inc. (a)	10,600	368,032
Sunterra Corporation (a)	20,400	307,632
		31,147,065
Household Durables - 10.52%
Beazer Homes USA, Inc.	437,400	21,808,764
Brookfield Homes Corporation	82,700	3,490,767
Furniture Brands International, Inc.	236,100	5,149,341
M/I Homes, Inc.	163,200	7,985,376
WCI Communities, Inc. (a)	987,400	29,700,992
William Lyon Homes, Inc. (a)	139,300	10,684,310
		78,819,550
Insurance - 6.47%
Allmerica Financial Corporation (a)	615,900	22,141,605
Conseco Inc. (a)	311,100	6,352,662
KMG America Corporation (a)	771,800	7,525,050
United America Indemnity, Ltd (a)	661,079	12,454,728
		48,474,045
IT Services - 4.49%
BearingPoint, Inc. (a)	3,838,700	33,665,399
Leisure Equipment & Products - 0.99%
Callaway Golf Company	579,700	7,420,160
Machinery - 1.40%
Bucyrus International, Inc.	268,800	10,499,328
Marine - 1.92%
Alexander & Baldwin, Inc.	348,200	14,345,840
Media - 4.67%
R.H. Donnelley Corporation (a)	119,200	6,924,328
Valassis Communications, Inc. (a)	803,200	28,079,872
		35,004,200
Metals & Mining - 2.60%
Algoma Steel, Inc. (a)	179,600	4,861,772
Foundation Coal Holdings, Inc.	620,600	14,590,306
		19,452,078
Oil & Gas - 3.08%
Giant Industries, Inc. (a)	336,100	8,637,770
Overseas Shipholding Group	229,900	14,463,009
		23,100,779
Paper & Forest Products - 1.56%
Pope & Talbot, Inc.	666,800	11,722,344
Real Estate - 12.78%
Aames Investment Corporation	1,264,900	10,372,180
American Financial Realty Trust	586,100	8,574,643
American Home Mortgage Investment Corp.	395,300	11,321,392
Capital Lease Funding, Inc.	294,900	3,258,645
Fieldstone Investment Corporation	504,500	7,325,340
Fieldstone Investment Corporation 144A (r)	548,400	7,962,768
Government Properties Trust, Inc.	65,100	648,396
MI Developments, Inc.	1,075,200	34,137,600
MortgageIT Holdings, Inc.	162,200	2,587,090
The St. Joe Company	99,500	6,696,350
Thomas Properties Group, Inc.	232,400	2,877,112
		95,761,516
Road & Rail - 0.27%
Central Freight Lines, Inc. (a)	567,900	2,021,724
Software - 2.88%
Compuware Corporation (a)	762,600	5,490,720
Concord Communications (a)	725,800	7,345,096
Lawson Software, Inc. (a)	1,177,800	6,949,020
Micromuse, Inc. (a)	197,700	895,581
Parametric Technology Corporation (a)	162,000	905,580
		21,585,997
Specialty Retail - 1.36%
Group 1 Automotive, Inc. (a)	371,800	9,778,340
Stage Stores, Inc. (a)	10,100	387,739
		10,166,079
Textiles, Apparel & Luxury Goods - 5.29%
Reebok International Limited	600	26,580
The Warnaco Group, Inc. (a)	1,404,100	33,754,564
Tommy Hilfiger Corporation (a)	501,000	5,861,700
		39,642,844
Thrifts & Mortgage Finance - 0.27%
Timberland Bancorp, Inc.	92,800	2,055,520

Total investments - 96.57% (Cost $602,061,726)		723,573,465

Time deposit* - 3.31%		24,819,761

Other assets in excess of liabilities - 0.12%		904,996

Net assets - 100.00%		$749,298,222

(a) - Non-income producing security.
(r) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.
* - Time deposit bears interest at 2.18% and matures on 4/1/2005.

Hotchkis and Wiley All Cap Value Fund
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.03%
Aerospace & Defense - 2.35%
Lockheed Martin Corporation	57,600	$3,517,056
Commercial Services & Supplies - 6.40%
Cendant Corporation	98,300	2,019,082
PHH Corporation (a)	344,715	7,538,917
		9,557,999
Food & Staples Retailing - 1.74%
Albertson's, Inc.	125,900	2,599,835
Health Care Providers & Services - 2.80%
Tenet Healthcare Corporation (a)	363,100	4,186,543
Hotels Restaurants & Leisure - 1.89%
Mandalay Resort Group (a)	36,200	2,551,738
Sunterra Corporation (a)	18,300	275,964
		2,827,702
Household Durables - 10.23%
WCI Communities, Inc. (a)	508,000	15,280,640
Insurance - 24.25%
Allmerica Financial Corporation (a)	469,200	16,867,740
KMG America Corporation (a)	51,000	497,250
Prudential Financial, Inc.	95,500	5,481,700
The St. Paul Travelers Companies, Inc.	126,500	4,646,345
UnumProvident Corporation	514,800	8,761,896
		36,254,931
IT Services - 9.61%
Electronic Data Systems Corporation	694,800	14,361,516
Machinery - 0.40%
Miller Industries, Inc. (a)	45,700	591,358
Multiline Retail - 3.48%
Sears Holdings Corporation (a)	39,060	5,201,620
Real Estate - 23.93%
Aames Investment Corporation	529,500	4,341,900
American Financial Realty Trust	83,300	1,218,679
Apartment Investment & Management Company	76,100	2,830,920
Capital Lease Funding, Inc.	510,300	5,638,815
Fieldstone Investment Corporation	176,500	2,554,754
Fieldstone Investment Corporation 144A ( r)	216,900	3,157,414
Government Properties Trust, Inc.	592,400	5,900,304
MI Developments, Inc.	195,400	6,203,950
MortgageIT Holdings, Inc.	245,900	3,922,105
		35,768,841
Software - 6.85%
BMC Software, Inc. (a)	321,400	4,821,000
Computer Associates International, Inc.	199,900	5,417,290
		10,238,290
Thrifts & Mortgage Finance - 1.10%
AmNet Mortgage, Inc. (a)	181,900	1,638,919

Total investments - 95.03% (Cost $128,496,836)		142,025,250

Time deposit - 6.90%		10,311,540

Liabilities in excess of other assets - (1.93)%		(2,889,449)

Net assets - 100.00%		$149,447,341

(a) - Non-income producing security.
(r) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.
* - Time deposit bears interest at 2.18% and matures on 4/1/2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hotchkis and Wiley Funds

By (Signature and Title) /s/ Nancy Celick
                                                 Nancy D. Celick
                                                 President of Hotchkis and Wiley Funds
Date  May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Nancy Celick
                                                 Nancy D. Celick
                                                 President of Hotchkis and Wiley Funds

Date May 26, 2005

By (Signature and Title)  /s/ Anna Marie Lopez
                                                  Anna Marie Lopez
                                                  Treasurer of Hotchkis and Wiley Funds
                Date May 26, 2005